      AS FILED WITH THE SECURITES AND EXCHANGE COMMISSION ON MAY 29, 2003
                                      Securities Act File No. 333-______________
                              Investment Company Act File No. 811-______________

                 ----------------------------------------------
                     U.S SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C., 20549
                 ----------------------------------------------

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                                       And
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                  Amendment No.

                 ----------------------------------------------

                          SCHRODER GLOBAL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)
             875 Third Avenue, 22nd Floor, New York, New York 10022
          (Address of Principal Executive Offices     (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 492-6000

                          ----------------------------

                                Carin F. Muhlbaum
                           Schroder Fund Advisors Inc.
             875 Third Avenue, 22nd Floor, New York, New York 10022
                     (Name and address of agent for service)

                          Copies of communications to:
                               Timothy W. Diggins
                                Ropes & Gray LLP
                             One International Place
                                Boston, MA 02110

      Approximate date of commencement of proposed sale to the public: As soon as practicable after the effective date of this Registration Statement.

      Title of Securities Being Registered: Shares of Beneficial Interest

                    ----------------------------------------

      The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

[SCHRODER LOGO]SCHRODERS


--------------------------------------------------------------------------------

PROSPECTUS



                       SCHRODER NORTH AMERICAN EQUITY FUND



Schroder North American Equity Fund (the "Fund") seeks capital growth by investing primarily in equity securities of companies in the United States. Schroder Investment Management North America Ltd. ("Schroder") is the Fund's investment adviser. The Fund is a series of Schroder Global Series Trust.

This Prospectus explains what you should know about the Fund before you invest. Please read it carefully. You can call the Schroder Mutual Funds at (800) ________ to find out more about the Fund and other funds in the Schroder family.


NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                          SCHRODER GLOBAL SERIES TRUST

                                  JULY  , 2003

SUMMARY INFORMATION

o  INVESTMENT OBJECTIVE. To seek long-term capital growth.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests principally in equity securities of companies in the United States. The Fund may invest in a variety of equity securities including common and preferred stocks and warrants to purchase common and preferred stocks.

Schroder uses proprietary quantitative investment analysis to select economic and market sectors, industries, and companies in which to invest the Fund's assets. The Fund's investment portfolio, including the number of companies represented in the portfolio and the sector weightings of the portfolio, will change as Schroder's evaluation of economic and market factors, as well as factors affecting individual companies, changes.

The Fund will invest in a well diversified portfolio of companies of any size that Schroder judges to be attractive compared to the overall market. The Fund's portfolio may include large, well-known companies, as well as smaller, less closely followed companies.

The Fund may employ a variety of strategies using derivatives, such as futures contracts and options, in order to gain exposure to particular securities or markets, in connection with hedging transactions, or otherwise to increase total return. The Fund may also invest in closed-end investment companies and in exchange-traded mutual funds.

The Fund normally invests at least 80% of its net assets (including the amount, if any, of borrowings by the Fund for investment purposes) in companies organized or with their principal places of business in North America. (If the Fund uses derivatives transactions to gain exposure to North American equity markets, it will consider the amount of that exposure to be an investment in North American companies for this purpose.) The Fund expects that it will normally invest some portion of its assets in securities of Canadian companies.

o  PRINCIPAL RISKS.

     o  It is possible to lose money on an investment in the Fund.

     o Equity securities. The values of equity securities in the portfolio may fall, or may not appreciate as anticipated by Schroder, due to factors that adversely affect equities markets generally or particular companies in the portfolio.

     o Stock market volatility. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

     o Investment focus. Different types of investments tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests principally equity securities of U.S. companies, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

     o Small companies. Small companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and a Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

     o Issuer-specific changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The values of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

     o Canadian investments and other non-U.S .investments. Investments in Canadian and other non-U.S. securities may entail risks not present in domestic investments including, among others, risks related to adverse political or economic developments, unfavorable changes in currency exchange rates, and unfavorable taxation.

     o Derivatives. The Fund is subject to the risks associated with investments in derivatives, including the risk that a derivative transaction may not work as intended due to unanticipated developments in market conditions or other causes, or that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at a particular time or at an acceptable price. It is also possible that the Fund will incur a loss in connection with a derivative transaction because the price of the derivative or the security or index on which it is based does not move in the direction, or in the amounts, anticipated by Schroder.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (paid directly from your investment):

        Maximum Sales Load Imposed on Purchases                        None
        Maximum Deferred Sales Load                                    None
        Maximum Sales Load Imposed on Reinvested Dividends             None
        Redemption Fee                                                 None
        Exchange Fee                                                   None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):

Management Fees                           0.25%
Distribution (12b-1) Fees                 None
Other Expenses(1)                         0.04%
                                          ----
Total Annual Fund Operating Expenses      0.29%

(1) "Other Expenses" are based on estimated amounts for the Fund's first fiscal year.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund Operating Expenses shown above. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

------------------- -----------------
      1 Year            3 Years
------------------- -----------------
       $30                $93
------------------- -----------------

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund may not achieve its objective in all circumstances. The following provides more detail about certain of the Fund's principal risks and the circumstances which could adversely affect the value of the Fund's shares or its investment return.

CERTAIN RISKS OF INVESTING IN THE FUND

   o Derivative instruments. The Fund may buy or sell a variety of "derivative" instruments, including, for example, options and futures contracts, in order to gain exposure to particular securities or markets, in connection with hedging transactions, and otherwise to increase its return. The Fund's use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction may not perform its obligations or that the Fund will be unable to close out its position at any particular time or at an acceptable price. When the Fund uses certain types of derivative instruments for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.

   o Non-U.S. investments. The Fund may invest in securities of Canadian companies and in companies located in other countries in North America other than the United States. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries.

If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of the Fund's assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency.

The Fund may, but is not required to, buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs). ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States. Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

Income and/or gains received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its income available for distribution to shareholders.

OTHER INVESTMENT STRATEGIES AND TECHNIQUES

In addition to the principal investment strategies described in the Summary Information section above, the Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

   o Securities loans and repurchase agreements. The Fund may lend portfolio securities to broker-dealers, and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

   o Changes in investment objective and policies. The investment objective and policies of the Fund may be changed by the Board of Trustees without a vote of the shareholders. The investment policy of the Fund requiring it to invest at least 80% of its net assets, under normal circumstances, in companies organized or with their principal places of business in North America may be changed by the Trustees without shareholder approval after providing shareholders written notice as required by the Securities and Exchange Commission rules.

   o Percentage investment limitations. Unless otherwise noted, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. An investment by the Fund would not be considered to violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment.

   o Portfolio turnover. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Fund, on which shareholders may pay tax. Consult your tax advisor regarding the tax effect of the Fund's portfolio turnover rate on your investment.

   o Temporary defensive strategies. At times, Schroder may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality fixed income securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

   o Other investments. The Fund may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Fund.

MANAGEMENT OF THE FUND

The Fund is governed by a Board of Trustees, which has retained Schroder to manage the investments of the Fund. Subject to the control of the Trustees, Schroder also manages the Fund's other affairs and business.

Schroder (itself and its predecessors) has been an investment manager since 1962, and currently serves as investment adviser to the Fund, other mutual funds, and a broad range of institutional investors. Schroder's ultimate parent, Schroders plc, and its affiliates currently engage in the asset management business, and as of June 30, 2003, had in the aggregate assets under management
of approximately $        billion.

   o INVESTMENT ADVISORY FEES. The Fund expects to pay investment advisory fees to Schroder at the annual rate of 0.25% of the Fund's average daily net assets.

   o PORTFOLIO MANAGERS. All investment decisions for the Fund are made by a team of investment professionals at Schroder.

Schroder Fund Advisors Inc. serves as the administrator to the Fund; it receives no compensation for its services as administrator. J.P. Morgan Chase & Co. serves as sub-administrator to the Fund and receives a fee from the Fund for its services.

HOW THE FUND'S SHARES ARE PRICED

The Fund calculates the net asset value of its shares by dividing the total value of its assets, less its liabilities, by the number of shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the Exchange is open. The Fund expects that days, other than weekend days, when the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund values its portfolio securities for which market quotations are readily available at market value. Options on indices or exchange-traded fund (ETF) shares are valued at the closing mid-market price. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Fund values securities and assets for which market values are not ascertainable at their fair values as determined in accordance with procedures adopted by the Board of Trustees. All assets and liabilities of the Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted. Because certain of the securities in which the Fund may invest may trade on days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

HOW TO BUY SHARES

The Fund sells shares through its distributor, Schroder Fund Advisors Inc., at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund.

You may purchase shares of the Fund by completing the Account Application included with this Prospectus, and sending payment by check or wire as described below. Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Shares of the Fund are sold at their net asset value next determined after the Fund receives your order in good form. In order for you to receive the Fund's next determined net asset value, the Fund must receive your order before the close of trading on the New York Stock Exchange. The Fund reserves the right to reject any order to purchase shares of the Fund

The minimum investments for initial purchases of shares is $1 million; the minimum for subsequent purchases is $25,000. The Fund may, in its sole discretion, accept smaller initial or subsequent investments. The Fund does not issue share certificates.

The Fund may suspend the offering of its shares for any period of time. The Fund may also change any investment minimum from time to time.

Purchases by check. You may purchase shares of the Fund by mailing a check (in U.S. dollars) payable to the Fund. Third-party checks will not be accepted. You should direct your check and your completed Account Application as follows:

REGULAR MAIL                     OVERNIGHT OR EXPRESS MAIL
Schroder Mutual Funds            J.P. Morgan Chase & Co.
[street of P.O. address]         Attn: Schroder Mutual Funds
[City, State, Zip Code]          270 Park Avenue
                                 New York, New York 10017

For initial purchases, your check must be accompanied by a completed Account Application in proper form.

Purchases by bank wire. If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, JPMC will assign you an account number. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Please call JPMC at (800)________ to give notice that you will be sending funds by wire, and obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

          J.P. Morgan Chase & Co.
          270 Park Avenue
          New York, New York 10017
          ABA No.:
          Attn: Schroder Mutual Funds
          DDA No.:
          FBO: Account Registration
          A/C: Mutual Fund Account Number
               Schroder North American Equity Fund

Your purchase will not be processed until the wired funds have been received.

Purchases in-kind. Shares of the Fund may be purchased for cash or in exchange for securities, subject to the determination by Schroder that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If the Fund receives securities from an investor in exchange for shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis). Any gain on the sale of those securities would be subject to distribution as capital gain to all of the Fund's shareholders. Securities accepted by Schroder will be valued in the same manner as are the Fund's portfolio securities as of the time of the next determination of the Fund's net asset value. All dividend, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a gain or loss upon the exchange or federal income tax purposes. Investors interested in purchases through exchange should telephone Schroder at (800)___________.

Other purchase information. Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, this compensation may be made available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of the Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

If correspondence to the shareholder's address of record is returned, then, unless the Transfer Agent determines the shareholder's new address, dividends and other distributions that have been returned to the Transfer Agent will be reinvested in the applicable Fund(s), and the checks will be canceled.

HOW TO SELL SHARES

Timing. You may sell your shares back to the Fund on any day the New York Stock Exchange is open by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling JPMC at (800)_____. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Additional documentation may be required from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

You will be paid for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. Payment for shares is generally sent on the business day after a request is received. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your shares by check, you will not be sent redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

The Fund may redeem Shares in whole or in part by a distribution in-kind of portfolio securities in lieu of cash. The Fund will, however, redeem Investor Shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. Securities distributed in-kind by the Fund may, but will not necessarily, include a pro rata portion of all of the Fund's portfolio holdings at the time or a smaller number of stocks selected by Schroder as generally representative of the portfolio.

Involuntary Redemptions. If, because of your redemptions, your account balance for any of these Funds falls below a minimum amount set by the Trustees (presently $______), the Fund may choose to redeem your shares and pay you for them. You will receive at least 30 days written notice before the Fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if you own shares of the Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. The Fund may suspend the right of redemption during any period when:
(1) trading on the New York Stock Exchange is restricted or the Exchange is closed; (2) the Securities and Exchange Commission ("SEC") has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

General. If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at (800)______. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Fund generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

Exchange. Shares may not currently be exchanged for shares of other mutual funds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

   o  Reinvest all distributions in additional shares of the Fund;

   o Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares of the Fund; or

   o  Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by the Fund will be reinvested in shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before you invested (which income or gains were thus included in the price you paid for your shares). Distributions of gains from investments that the Fund owned for more than 12 months will be taxable as long-term capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares of the Fund.

TAXES WHEN YOU SELL, REDEEM OR EXCHANGE YOUR SHARES. Any gain resulting from a redemption, sale, or exchange (including an exchange for shares of another Fund) of your shares in the Fund will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local, and foreign tax consequences of investing in the Fund.

                               INVESTMENT ADVISER
                Schroder Investment Management North America Ltd.
                                31 Gresham Street
                                 London EC2V 7QA

                          DISTRIBUTOR AND ADMINISTRATOR
                           Schroder Fund Advisors Inc.
                                875 Third Avenue
                            New York, New York 10022

      SUB-ADMINISTRATOR, CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
                             J.P. Morgan Chase & Co.
                                 270 Park Avenue
                            New York, New York 10017

                                     COUNSEL
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103

SCHRODER GLOBAL SERIES TRUST
Schroder North American Equity Fund

Schroder North American Equity Fund has a statement of additional information
(SAI) which includes additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. You may get free copies of these materials, request other information about the Fund, or make shareholder inquiries by calling (800) 464-3108.

You may review and copy information about the Fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Fund on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Fund's file number under the Investment Company Act, which is 811-_________________.

SCHRODER GLOBAL SERIES TRUST
Schroder North American Equity Fund
875 Third Avenue
New York, New York 10022
(800) _____________________


File No. 81-_________________

                       SCHRODER NORTH AMERICAN EQUITY FUND


                                    FORM N-1A
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 July ___, 2003


This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when accompanied or preceded by a Prospectus for the Fund, as amended or supplemented from time to time. This SAI contains information which may be useful to investors but which is not included in the Prospectus of the Fund dated July __, 2003, as amended or supplemented from time to time. Investors may obtain free copies of the Prospectus by calling the Fund at 800-________________. The Fund is a series of Schroder Global Series Trust.

                                TABLE OF CONTENTS

TRUST HISTORY.....................................................................................................1
FUND CLASSIFICATION...............................................................................................1
CAPITALIZATION AND SHARE CLASSES..................................................................................1
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS.........................................................1
INVESTMENT RESTRICTIONS..........................................................................................13
MANAGEMENT OF THE TRUST..........................................................................................14
SCHRODER AND ITS AFFILIATES......................................................................................17
MANAGEMENT CONTRACT..............................................................................................18
ADMINISTRATIVE SERVICES..........................................................................................19
DISTRIBUTOR......................................................................................................19
BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................19
DETERMINATION OF NET ASSET VALUE.................................................................................20
TAXES............................................................................................................22
PRINCIPAL HOLDERS OF SECURITIES..................................................................................24
PERFORMANCE INFORMATION..........................................................................................25
CUSTODIAN........................................................................................................25
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.....................................................................25
INDEPENDENT ACCOUNTANTS..........................................................................................25
CODE OF ETHICS...................................................................................................25
LEGAL COUNSEL....................................................................................................26
SHAREHOLDER LIABILITY............................................................................................26

                       SCHRODER NORTH AMERICAN EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

TRUST HISTORY

Schroder Global Series Trust (the "Trust") is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 27, 2003. The Trust's Agreement and Declaration of Trust (the "Declaration of Trust"), which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Schroder North American Equity Fund (the "Fund") is the only series of shares currently comprising the Trust. Schroder Investment Management North America Ltd. ("Schroder") serves as investment adviser to the Fund.

FUND CLASSIFICATION

The Fund is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). This means that with respect to 75% of the Fund's total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer (this limitation does not apply to investments in U.S. Government securities or securities of other investment companies). The Fund is not subject to this limitation with respect to the remaining 25% of its total assets.

CAPITALIZATION AND SHARE CLASSES

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Fund may suspend the sale of shares at any time.

Shares entitle their holders to one vote per share, with fractional shares voting proportionally. Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if the Fund were liquidated, shareholders of the Fund would receive the net assets of the Fund.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus, the Fund may employ other investment practices and may be subject to additional risks, which are described below.

                         CERTAIN DERIVATIVE INSTRUMENTS

Derivative instruments are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency. The Fund may engage in a variety of transactions involving the use of derivative instruments, including options and futures contracts on securities and securities indices, options on futures contracts, and short sales. These transactions may be used by the Fund for hedging purposes or, to the extent permitted by applicable law, to increase its current return. The Fund may also engage in derivative transactions involving foreign currencies. See "Foreign Currency Transactions."

                                     OPTIONS

The Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

COVERED CALL OPTIONS. The Fund may write covered call options on its portfolio securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commissions) plus the amount of the premium.

The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

COVERED PUT OPTIONS. The Fund may write put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

PURCHASING PUT AND CALL OPTIONS. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Fund may also purchase put and call options to enhance its current return. The Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

OPTIONS ON FOREIGN SECURITIES. The Fund may purchase and sell options on foreign securities if in Schroder's opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Schroder will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroder to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will enter into an option position only if Schroder believes that a liquid secondary market exists, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroder believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Fund and other clients of Schroder may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

The Fund may purchase and sell options in the over-the-counter markets. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out over-the-counter options than exchange-traded options. Options in the over-the-counter market may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. Furthermore, over-the-counter options are not subject to the protection afforded purchasers of exchange-traded options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a "regulated investment company" (a "RIC") under the United States Internal Revenue Code of 1986, may also restrict the Trust's use of options.

                                FUTURES CONTRACTS

The Fund may buy and sell futures contracts, options on futures contracts, and related instruments in order to hedge against the effects of adverse market changes or to increase current return. All such futures and related options will, as may be required by applicable law, be traded on recognized exchanges. Depending upon the change in the value of the underlying security or index when the Fund enters into or terminates a futures contract, the Fund may realize a gain or loss.

The Fund will not enter into a futures contract or option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by the Fund for open option positions, less the amount by which any such options are "in the money," would exceed 5% of the Fund's net assets (or such other limit permitted by applicable regulatory authority).

FUTURES ON SECURITIES AND RELATED OPTIONS. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on securities -- assuming a "long" position -- the Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Fund's assets, reflect the fair value of the contract, in which case the positions will be fair valued by the Trustees or such persons.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. The Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures on securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by the Fund of futures contracts on securities is subject to Schroder's ability to predict correctly movements in the direction of the security's price and factors affecting markets for securities. For example, if the Fund has hedged against the possibility of market decline which would adversely affect the market prices of securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund may purchase and write put and call options on certain futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to the Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

INDEX FUTURES CONTRACTS AND OPTIONS. The Fund may invest in securities index futures contracts, and in related options. An index futures contract is a contract to buy or sell units of a specified securities index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index.

Depending on the change in the value of the index between the time when the Fund enters into and terminates an index futures transaction, the Fund may realize a gain or loss. The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York

Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

The Fund may purchase or sell futures contracts with respect to any securities indices. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge the Fund's investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will, in Schroder's judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, the Fund may purchase and sell call and put options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

The Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

MARGIN PAYMENTS. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian or with a futures commission merchant an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise the options in order to realize any profit.

HEDGING RISKS. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or in the prices of the Fund's securities which are the subject of a hedge. Schroder will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

Successful use of futures contracts and options by the Fund for hedging purposes is also subject to Schroder's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Schroder may still not result in a successful hedging transaction over a very short time period.

LACK OF AVAILABILITY. Because the markets for certain options and futures contracts and other derivative instruments in which the Fund may invest are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such instruments may be limited. Suitable derivative transactions may not be available in all circumstances and there is no assurance that the Fund will engage in such transactions at any time or from time to time. The Fund's ability to engage in hedging transactions may also be limited by certain regulatory and tax considerations.

OTHER RISKS. The Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures may be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

                              REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements without limit. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition, and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high quality short-term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. Schroder will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

                       LOANS OF FUND PORTFOLIO SECURITIES

The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the Fund's portfolio securities loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Fund enters into a loan, Schroder considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.

                               FOREIGN SECURITIES

The Fund may invest in securities principally traded in foreign markets. Investments in foreign securities may involve risks and considerations different from or in addition to investments in domestic securities. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Also, because foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversion between currencies.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, adoption of foreign governmental restrictions affecting the payment of principal and interest, imposition of withholding or confiscatory taxes, political or financial instability, and adverse political, diplomatic or economic developments which could affect the values of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Also, the laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

                          FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging".

When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of that Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in Schroder's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Also, suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will utilize hedging transactions at any time or from time to time.

The Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have been listed on several exchanges. Such options will be purchased or written only when Schroder believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

                         TEMPORARY DEFENSIVE STRATEGIES

As described in the Prospectus, Schroder may at times judge that conditions in the securities markets make pursuing the Fund's basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

                             INVESTMENT RESTRICTIONS

The Trust has adopted the following fundamental and non-fundamental investment restrictions for the Fund. The Fund's fundamental investment restrictions may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Investment Company Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Any other investment policies described in the Prospectus and this SAI may be changed by the Trustees without shareholder approval.

The Fund will not:

FUNDAMENTAL POLICIES:

1. As to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or to securities of other investment companies.

2. As to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer; provided that this limitation does not apply to securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or to securities of other investment companies.

3. Invest 25% or more of the value of its total assets in any one industry.

4.       Borrow money, except to the extent permitted by applicable law.

5. Purchase or sell real estate (provided that the Fund may invest in securities issued by companies that invest in real estate or interests therein).

6. Make loans to other persons (provided that for purposes of this restriction, entering into repurchase agreements, lending portfolio securities, acquiring corporate debt securities and investing in U.S. Government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan).

7. Invest in commodities or commodity contracts, except that it may purchase or sell financial futures contracts and options and other financial instruments.

8. Underwrite securities issued by other persons (except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws).

NON-FUNDAMENTAL POLICY:

1. The Fund will not invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale determined by the Fund's investment adviser to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with rule 144A under the Securities Act of 1933 as amended. Such securities may be determined by the Fund's investment adviser to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities.

All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                             MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for the general oversight of the Trust's business. Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for the Fund and makes investment decisions on their behalf. Subject to the control of the Trustees, Schroder also manages the Fund's other affairs and business.

The names, addresses and ages of the Trustees and executive officers of the Trust, together with information as to their principal business occupations during the past five years, are set forth in the following tables. Unless otherwise indicated, each Trustee and executive officer shall hold the indicated positions until his or her resignation or removal.

                             DISINTERESTED TRUSTEES

The following table sets forth certain information concerning Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Trust (each, a "Disinterested Trustee").

[To be supplied]

                               INTERESTED TRUSTEES

The following table sets forth certain information concerning Trustees who are "interested persons" (as defined in the Investment Company Act) of the Trust (each, an "Interested Trustee").

-----------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                            TERM OF                            PORTFOLIOS IN
                            POSITION(S)    OFFICE AND        PRINCIPAL         FUND COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF       OCCUPATION(S)        OVERSEEN BY      OTHER DIRECTORSHIPS
    INTERESTED TRUSTEE         TRUST      TIME SERVED   DURING PAST 5 YEARS       TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
Catherine A. Mazza, 43*     Trustee,      Indefinite    Trustee, President           8                   None
875 Third Avenue, 22nd Fl.  President     Since May     and Chief
New York, NY 10022          and Chief     2003          Executive Officer
                            Executive                   of the Trust,
                            Officer                     Schroder Capital
                                                        Funds (Delaware), and
                                                        Schroder Series Trust;
                                                        Senior Vice President,
                                                        Schroder Investment
                                                        Management North America
                                                        Inc.; President and
                                                        Director, Schroder Fund
                                                        Advisors, Inc.

-----------------------------------------------------------------------------------------------------------------------

* Ms. Mazza is an Interested Trustee due to her status as an officer and employee of Schroder Fund Advisors Inc. and its affiliates.

                                    OFFICERS

The following table sets forth certain information concerning the Trust's officers. The officers of the Trust are employees of organizations that provide services to the Fund.

-------------------------------------------------------------------------------------------------------------------------
   NAME, AGE AND ADDRESS     POSITION(S) HELD WITH          TERM OF OFFICE               PRINCIPAL OCCUPATION(S)
        OF OFFICER                   TRUST            AND LENGTH OF TIME SERVED            DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Catherine A. Mazza, 43       See above                See above                   See above
875 Third Avenue, 22ndFl.
New York, NY 10022

-------------------------------------------------------------------------------------------------------------------------

Alan M. Mandel, 45           Treasurer and Principal  Indefinite                  First Vice President and Chief
875 Third Avenue, 22ndFl.    Financial and Accounting Since May 2003              Financial Officer/Controller - NY
New York, NY 10022           Officer                                              Schroder Investment Management North
                                                                                  America Inc.; Senior Vice President,
                                                                                  Treasurer and Director, Schroder Fund
                                                                                  Advisors Inc.; Treasurer and Chief
                                                                                  Financial Officer, Schroder Capital
                                                                                  Funds (Delaware) and Schroder Series
                                                                                  Trust.  Formerly, Director of Mutual
                                                                                  Fund Administration for Salomon
                                                                                  Brothers Asset Management.

-------------------------------------------------------------------------------------------------------------------------

Barbara Brooke Manning, 56   Vice President           Indefinite                  Senior Vice President, Director and
875 Third Avenue, 22nd Fl.                            Since May 2003              Chief Compliance Officer, Schroder
New York, NY  10022                                                               Investment Management North America Inc.
                                                                                  and Schroder Fund Advisors Inc.; Vice
                                                                                  President, Schroder Series Trust.
                                                                                  Formerly, Special Counsel, Roseman &
                                                                                  Colin (law firm); Assistant Regional
                                                                                  Administrator, Securities & Exchange
                                                                                  Commission, Northeast Regional Office.

-------------------------------------------------------------------------------------------------------------------------

Carin F. Muhlbaum, 40        Vice President and       Indefinite                  First Vice President and General
875 Third Avenue, 22nd Fl.   Secretary                Since May 2003              Counsel, Schroder Investment Management
New York, NY 10022                                                                North America Inc.; First Vice President,
                                                                                  Secretary and General Counsel, Schroder
                                                                                  Fund Advisors Inc.; Vice President and
                                                                                  Secretary, Schroder Capital Funds
                                                                                  (Delaware) and Schroder Series Trust.
                                                                                  Formerly, Associate Attorney, Seward &
                                                                                  Kissel.

-------------------------------------------------------------------------------------------------------------------------



Nicholas J. Rossi, 39        Assistant Vice          Indefinite                   Assistant Vice President and
875 Third Avenue, 22nd Fl.   President and           Since May 2003               Assistant Secretary, Schroder Investment
New York, NY 10022           Assistant Secretary                                  Management North America Inc.; Assistant
                                                                                  Vice President, Schroder Fund Advisors
                                                                                  Inc.; Assistant Vice President and
                                                                                  Assistant Secretary, Schroder Capital
                                                                                  Funds (Delaware) and Schroder Series
                                                                                  Trust.
-------------------------------------------------------------------------------------------------------------------------

CERTAIN AFFILIATIONS

The following table lists the positions held by the Trust's officers and any Interested Trustees with affiliated persons or principal underwriters of the
Trust:

-------------------------------------------------------------------------------------------------------------
                                                                        POSITIONS HELD WITH
                                                                       AFFILIATED PERSONS OR
                                                                       PRINCIPAL UNDERWRITERS
                         NAME                                               OF THE TRUST
-------------------------------------------------------------------------------------------------------------

Catherine A. Mazza                                                           See above

-------------------------------------------------------------------------------------------------------------

Alan M. Mandel                                                               See above

-------------------------------------------------------------------------------------------------------------

Barbara Brooke Manning                                                       See above

-------------------------------------------------------------------------------------------------------------

Carin F. Muhlbaum                                                            See above

-------------------------------------------------------------------------------------------------------------

Nicholas J. Rossi                                                            See above

-------------------------------------------------------------------------------------------------------------


COMMITTEES OF THE BOARD OF TRUSTEES

Audit Committee. The Board of Trustees has an Audit Committee composed of all of the Disinterested Trustees. The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of independent public accountants for the Fund and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Fund, and considers other services provided by those accountants to the Fund and Schroder and its affiliates and the possible effect of those services on the independence of those accountants.

Nominating Committee. All of the Disinterested Trustees serve as a Nominating Committee of the Board of Trustees responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created.

SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Schroder family of investment companies, as of December 31, 2002. None of the Trustees own shares of the Fund.

[To be supplied]

For Disinterested Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2002:

[To be supplied]

TRUSTEES' COMPENSATION

Trustees who are not employees of Schroder or its affiliates receive an annual retainer of $11,000 for their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such investment companies receive an additional $1,000 per year. Payment of the annual retainer is allocated among such investment companies based on their relative net assets. Payments of meeting fees are allocated only among those investment companies to which the meeting relates.

The following table sets forth information regarding compensation received by Trustees from the "Fund Complex" for the fiscal year ended October 31, 2002. (Interested Trustees who are employees of Schroder or its affiliates and officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of Schroder and its affiliates).

[To be supplied]


The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


                           SCHRODER AND ITS AFFILIATES

Schroder serves as the investment adviser for the Fund. Schroder is a wholly owned subsidiary of Schroder International Holdings, which is a wholly owned subsidiary of Schroder plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates currently engage in the asset management business, and as of June 30, 2003, had under management assets of approximately $____ billion. Schroder's address is 31 Gresham St., London EC2V 7QA, United Kingdom.

Schroder Fund Advisors Inc., the Trust's principal underwriter, is a wholly owned subsidiary of Schroder Investment Management North America Inc.

                               MANAGEMENT CONTRACT

Management Contract. Under a Management Contract (the "Management Contract") between the Trust and Schroder, Schroder, at its expense, provides the Fund with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and the Fund.

Under the Management Contract, Schroder is required to continuously furnish the Fund investment programs consistent with the investment objective and policies of the Fund, and determines, for the Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the Investment Company Act, and to the Fund's investment objective, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.

Schroder makes available to the Trust, without additional expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. Schroder pays the compensation and expenses of officers and executive employees of the Trust. Schroder also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Schroder pays the Trust's office rent.

Under the Management Contract, the Trust is responsible for all its other expenses, which may include clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroder; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Fund's assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

The Management Contract provides that Schroder shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with rendering service to the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

The Management Contract may be terminated without penalty by vote of the Trustees, by the shareholders of the Fund, or by Schroder, on 60 days' written notice. The Management Contract also terminates without payment of any penalty in the event of its assignment. In addition, the Management Contract may be amended only by a vote of the shareholders of the Fund, and the Management Contract provides that it will continue in effect from year to year (after an initial two-year period) only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Schroder. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act.

                             ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc., under which Schroder Fund Advisors Inc. provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications;
(2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (3) general supervision of the operation of the Funds, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Fund Advisors Inc. is a wholly owned subsidiary of Schroder Investment Management North America Inc. and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. The administration agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days' written notice to Schroder Fund Advisors Inc. or by Schroder Fund Advisors Inc. upon 60 days' written notice to the Trust.

On behalf of the Fund, the Trust has entered into an administration agreement with J.P. Morgan Investor Services Co. ("Morgan"), 73 Tremont Street, Boston, MA 02108, under which Morgan, subject to the oversight and control of Schroder Fund Advisors Inc., provides management and administrative services necessary for the operation of the Fund, including, among other things, preparation of shareholder reports and communications and regulatory compliance, such as reports to and filings with the SEC and state securities commissions. That agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days' written notice to Morgan or by Morgan upon 60 days' written notice to the Trust.

For providing administrative services, Schroder Fund Advisors Inc. is not currently entitled to receive any compensation from the Fund. Morgan is paid compensation by the Fund for its services as sub-administrator as follows: [to be supplied].

                                   DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Schroder Fund Advisors Inc. (the "Distributor"), 875 Third Avenue, 22nd Floor, New York, New York 10022, serves as the distributor for the Fund's continually offered shares. The Distributor pays all of its own expenses in performing its obligations under the Distribution Agreement. The Distributor is not obligated to sell any specific amount of shares of any Fund. Please see "Schroder and its Affiliates" for ownership information regarding the Distributor.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

ALLOCATION. Schroder may deem the purchase or sale of a security to be in the best interest of the Fund as well as other clients of Schroder. In such cases, Schroder may, but is under no obligation to, aggregate all such transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, such transactions will be allocated among the clients in a manner believed by Schroder to be fair and equitable and consistent with its fiduciary obligations to each client at an average price and commission. Generally, orders are allocated on a pro rata basis.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Schroder may determine to pay a particular broker varying commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

Schroder places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best price and execution available. In seeking the best price and execution, Schroder considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from several broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Schroder receives research, statistical, and quotation services from many broker-dealers with which it places the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Schroder and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Fund. The investment advisory fee paid by the Fund is not reduced because Schroder and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act"), Schroder may cause the Fund to pay a broker that provides brokerage and research services to Schroder an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. Schroder's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

OTHER PRACTICES. Schroder and its affiliates also manage private investment companies ("hedge funds") that are marketed to, among others, existing Schroder clients. These hedge funds may invest in the same securities as those invested in by the Fund. The hedge funds' trading methodologies are generally different than those of the Fund and usually include short selling and the aggressive use of leverage.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading.

The Trustees have established procedures for the valuation of the Fund's securities, which are summarized below.

Equities listed or traded on a domestic or foreign stock exchange for which last sales information is regularly reported are valued at their last reported sales prices on such exchange on that day or, in the absence of sales that day, such securities are valued at the mean of closing bid and ask prices ("mid-market price") or, if none, the last sales price on the preceding trading day. (Where the securities are traded on more than one exchange, they are valued on the exchange on which the security is primarily traded.) Securities purchased in an initial public offering and which have not commenced trading in a secondary market are valued at cost. Unlisted securities for which over-the-counter market quotations are readily available generally are valued at the most recently reported mid-market prices. In the case of securities traded primarily on the National Association of Securities Dealers' Automated Quotation System ("NASDAQ"), the NASDAQ official closing price will, if available, be used to value such securities as such price is reported by NASDAQ to market data vendors. Except as noted below with regard to below investment grade and emerging markets debt instruments, fixed income securities with remaining maturities of more than 60 days are valued on the basis of valuations provided by pricing services that determine valuations for normal institutional size trading units of fixed income securities, or through obtaining independent quotes from market makers. Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless Schroder believes another valuation is more appropriate. Securities for which current market quotations are not readily available are valued at fair value pursuant to procedures established by the Trustees.

Options on indices or exchange-traded fund ("ETF") shares shall be valued at the mid-market price reported as of the close of the Chicago Board of Options Exchange. Other options and futures contracts traded on a securities exchange or board of trade shall be valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price. Options not traded on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the most recently reported mid-market price.

All assets and liabilities of the Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted.

Long-term corporate bonds and notes, certain preferred stocks, and certain foreign securities may be stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities.

If any securities held by the Fund are restricted as to resale, Schroder will obtain a valuation based on the current bid for the restricted security from one or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security. If Schroder is unable to obtain a fair valuation for a restricted security from an independent dealer or other independent party, a pricing committee (comprised of certain directors and officers at Schroder) shall determine the bid value of such security. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value.

The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. The Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account. Expenses with respect to any two or more Fund or classes may be allocated in proportion to the net asset values of the respective Fund or classes except where allocations of direct expenses can otherwise be fairly made to a specific Fund or class.

                                      TAXES

[To be updated by Pre-effective amendment to reflect recent changes in the Internal Revenue Code.]

The Fund intends to qualify each year and elect to be taxed as a "regulated investment company" (a "RIC") under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a RIC qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gain distributions.

In order to qualify as a RIC, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than the U.S. Government or other RICs) or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses; and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt interest income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. The Fund intends to make such distributions.

If the Fund does not qualify for taxation as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior years (to the extent not presently subject to tax under Subchapter M), that Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by that Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

The Fund's distributions will be taxable to you as ordinary income to the extent derived from the Fund's investment income and net short-term gains (that is, net gains from capital assets held for no more than one year). Distributions designated by the Fund as deriving from net gains on capital assets held for more than one year will be taxable to you as long-term capital gains (generally subject to a 20% tax rate), regardless of how long you have held the shares. Distributions will be taxable to you as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by each of the Fund for the preceding year. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

Upon the disposition of shares of the Fund (whether by sale, exchange, or redemption), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a maximum federal income tax rate of 20% (but see below for rules on "qualified 5-year gain"). In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held for more than one year, and otherwise as short-term capital loss. However, any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, any loss realized on a taxable disposition of shares will be disallowed to the extent that you replace the disposed of shares with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition.

For taxable years beginning after December 31, 2000, the maximum tax rates for gain from capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years ("qualified 5-year gain") are 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

With respect to investment income and gains received by the Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes to which the Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income or loss and may affect the timing or amount of the Fund's distributions, including in situations where such distributions may economically represent a return of a particular shareholder's investment. Investments, if any, in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund."

If the Fund engages in hedging transactions, including hedging transactions in options, forward or futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gain into short-term capital gain, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

The Fund's investments, if any, in securities issued at a discount (for example, zero-coupon bonds) and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities that it otherwise would have continued to hold.

The Fund is generally required to withhold a percentage of certain of your dividends and other cash distributions if you have not provided the Fund with your correct taxpayer identification number (normally your Social Security number), or if you are otherwise subject to back-up withholding. For amounts paid in 2003, the rate is scheduled to be 30%.

The foregoing discussion is primarily a summary of certain federal income tax consequences of investing in the Fund based on the law as of the date of this SAI. The discussion does not address special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, financial institutions and investors making in-kind contributions to the Fund. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in the Fund.

                         PRINCIPAL HOLDERS OF SECURITIES

As of July ___, 2003, Schroder Fund Advisors Inc.owned all of the outstanding shares of the Fund. Accordingly, Schroder Fund Advisors Inc. will be deemed to control the Fund

As of July ___, 2003, the Trustees of the Trust and the officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

                             PERFORMANCE INFORMATION

Average annual total return of a class of shares of the Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

ALL PERFORMANCE DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance of the Fund's shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. Quotations of yield or total return for any period when an expense waiver or limitation is in effect will be greater than if the waiver or limitation had not been in effect. These factors should be considered when comparing the investment results of the Fund's shares to those of various classes of other mutual funds and other investment vehicles. Performance for the Fund's shares may be compared to various indices.

From time to time, Schroder, Morgan, or any of their affiliates that provide services to the Fund may reduce their compensation or assume expenses of the Fund in order to reduce the Fund's expenses, as described in the Trust's current Prospectus. Any such waiver or assumption would increase the Fund's total return during the period of the waiver or assumption.

                                    CUSTODIAN

JP Morgan Chase Bank, 270 Park Avenue, New York, New York ("Chase"), is the custodian of the assets of the Fund. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Morgan is the Trust's registrar, transfer agent and dividend disbursing agent.

                             INDEPENDENT ACCOUNTANTS

________________, the Trust's independent accountants, provide audit services, and tax return preparation services. Their address is _______________________.


                                 CODE OF ETHICS

The Trust, Schroder, and Schroder Fund Advisors Inc., the Trust's distributor, have each adopted a combined Code of Ethics pursuant to the requirements of Rule 17j-1 of the Investment Company Act. Subject to certain restrictions, this Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics has been filed as an exhibit to the Trust's Registration Statement.

                                  LEGAL COUNSEL

Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, serves as counsel to the Trust.

                              SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

                               FINANCIAL STATEMENT

                       STATEMENT OF ASSETS AND LIABILITIES
                   SCHRODER GLOBAL SERIES TRUST (the "Trust")
                                  May 29, 2003


Assets:
         Cash...........................................................$100,000
Total assets........................................................... $100,000
Liabilities:
         Net assets applicable to           shares outstanding......... $100,000

Computation of offering price per share:
         Net asset value and redemption price per share................

         Offering price per share  of $          , - see
         "How to Buy Shares"...........................................

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

(1) The Trust is an entity of the type commonly known as a "Massachusetts business trust". Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares, which may be divided into an unlimited number of series. Schroder North American Equity Fund is the only series of shares currently comprising the Trust. The Trust has had no operations other than those relating to organizational matters and the initial capital contribution stated above.

(2) For details with respect to distribution to shareholders and tax matters, see "Dividends and Distributions" and "Taxes" included in the Fund's prospectus (and "Taxes" in the Fund's

Statement of Additional Information). For information with respect to the Management Contract between the Fund and Schroder Investment Management North America Ltd., see "Management of the Fund" in the Prospectus and "Management Contract" in the Statement of Additional Information.

PART C - OTHER INFORMATION

Item 23.     Financial Statements and Exhibits

      a.     Agreement and Declaration of Trust.*

      b.     By-Laws of the Registrant.*

      c. See Articles III and V of the Registrant's Agreement and Declaration of Trust (Exhibit (a) hereto) and Articles 11 and 12 of the Registrant's By-laws (Exhibit (b) hereto).

      d. Form of Management Contract between the Trust and Schroder Investment Management North America Ltd. ("Schroder") relating to the Schroder North American Equity Fund (the "Fund").*

      e. Form of Distribution Agreement between the Trust and Schroder Fund Advisors Inc.*

      f.     Not applicable.

      g. Form of Global Custody Agreement between the Trust and J.P. Morgan Chase Bank. *

       h.    (i)     Form of Administration between the Trust and Schroder Fund
                     Advisors Inc.*

             (ii) Form of Mutual Fund Services Agreement between the Trust and J.P. Morgan Investor Services Co.*

      i.     Opinion and Consent of Ropes & Gray LLP, to be filed by amendment.

      j.     Consent of Independent Auditors, to be filed by amendment.

      k.     Not applicable.

      l.     Initial capital agreement, to be filed by amendment.

      m.     Not applicable.

      n.     Not applicable.

      o.     Reserved.

      p. Codes of Ethics for the Trust, Schroder, and Schroder Fund Advisors Inc., to be filed by amendment.

----------------------
*Filed herewith.

Item 24.      Persons Controlled by or Under Common Control with the Trust

              Schroder Fund Advisors Inc. is currently the sole shareholder of the Trust.

Item 25.      Indemnification

              Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

              SECTION 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or
              (b) to be liable to the Trust or it's Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of a undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees' then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

              SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery, from any Covered Person of an amount paid to such Covered Person in accordance with this Section a indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust of its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's Office.

              SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                ------------------------------

              Reference is made to the Distribution Agreement, filed herewith, which contains provisions for the indemnification by Schroder Fund Advisors Inc. of the Registrant and Trustees and officers of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees and officers of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Adviser

              The directors and officers of the Registrant's investment adviser, Schroder Investment Management North America Ltd. ("SIM N.A. Ltd.") have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors, officers or employees of SIM N.A. Ltd. or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of SIM N.A. Ltd. or certain of its corporate affiliates, are as follows: Sheridan Reilly, Executive Vice President of SIM N.A. Ltd., who was formerly at Ivy Management, Inc. The address of SIM N.A. Ltd. is 31 Gresham St., London EC2V 7QA, United Kingdom. The addresses of certain corporate affiliates of SIM N.A. Ltd. are as follows: Schroder Investment Management North America Inc. and Schroder Fund Advisors Inc. are located at 875 Third Avenue, 22nd Floor, New York, NY 10022. Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom. Each of Schroder Investment Management Limited, Schroder Investment Management (UK) Limited, Schroder Investment Management (Europe), Korea Schroder Fund Management Limited and Schroder Personal

              Investment Management, is located at 33 Gutter Lane, London EC2V 8AS United Kingdom. Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC Centre, Singapore. Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong. Schroder Investment Management (Australasia) Limited is located at 225 George Place, Sydney, Australia. PT Schroder Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta, 12820. Schroders (C.I.) Limited is located at St. Peter Port, Guernsey, Channel Islands, GY1 3UF. Schroder Properties Limited is located at Senator House, 85 Queen Victoria Street, London EC4V 4EJ, United Kingdom.

Item 27.      Principal Underwriters

     (a) Schroder Fund Advisors Inc. currently acts as the principal underwriter for each series of Schroder Series Trust and each series of Schroder Capital Funds (Delaware).

     (b) The directors and officer of the Registrant's principal underwriter are as follows:

     Name and Principal Business    Position and Office with            Position and Office with the
     Address*                       Underwriter                         Trust
     Peter Clark                    President and Chairman              None

     Catherine A. Mazza             President and Director              Trustee, President, and

     Barbara Brooke Manning         Senior Vice President, Chief        None

     Frederick Hizette              Semior Vice President               None

     Alan M. Mandel                 Senior Vice President and Director  Treasurer, Principal

     Mark J. Smith                  Senior Vice President and Director  None

     Carin F. Muhlbaum              General Counsel, Vice President,    Clerk

     Nicholas J. Rossi              Assistant Vice President and        None

     Brendan Dunphy                 Assistant Vice President            None

     Evett Lawrence                 Associate                           None

* The principal business address of each individual listed above is 875 Third Avenue, 22nd Floor, New York, New York 10022, except for Mark J. Smith and Frederick Hizette, whose business addresses are 31 Gresham St., London EC2V 7QA, United Kingdom and 5 Rue Hohenhof, L-1736 Senningerberg, Luxembourg, respectively.

     (c)      Not applicable..

Item 28.      Location of Accounts and Records

              Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant's Clerk, Carin F. Muhlbaum; the Registrant's investment adviser, Schroder Investment Management North America Ltd.; the Registrant's custodian, J.P. Morgan Chase Bank; the Registrant's administrator, Schroder Fund Advisors Inc.; and the Registrant's sub-administrator, transfer agent and registrar, J.P. Morgan Investor Services Co. The address of the Clerk is 875 Third Avenue, 22nd Floor, New York, New York 10022; the address of the investment adviser is 31 Gresham St., London EC2V 7QA, United Kingdom; the address of the custodian is 270 Park Avenue, New York, New York 10017; the address of the administrator is 875 Third Avenue, 22nd Floor, New York, New York 10027; and the address of the sub-adviser is 73 Tremont Street, Boston, MA 02108.

Item 29.      Management Services

              None.

Item 30.      Undertakings

     (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Schroder Global Series Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of May 2003.

                                    SCHRODER GLOBAL SERIES TRUST

                                    By: /s/ Catherine A. Mazza
                                        Catherine A. Mazza
                                    Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:


      Signatures                    Title                          Date

      /s/ Catherine A. Mazza        President, Chief               May 29, 2003
      Catherine A. Mazza            Executive Officer, and
                                    Trustee

      /s/ Alan M. Mandel            Treasurer and Principal        May 29, 2003
      Alan M. Mandel                Accounting and
                                    Financial Officer

                                Index to Exhibits

Exhibit No.                             Description

(a)           Agreement and Declaration of Trust

(b)           By-Laws of the Registrant

(d) Form of Management Contract between Schroder Global Series Trust (the "Trust") and Schroder Investment Management North America Ltd.

(e) Form of Distribution Agreement between the Trust and Schroder Fund Advisors Inc.

(g)           Form of Global Custody Agreement between the Trust and J.P. Morgan
              Chase Bank

(h)           (i)    Form of Administration Agreement between the Trust and
              Schroder Fund Advisors Inc.

              (ii) Form of Mutual Fund Service Agreement between the Trust, on behalf of Schroder North America Equity Fund, and J.P. Morgan Investor Services Co.